Significant Accounting Policies - Impairment of Long-lived Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 0	$ 0	$ 0